SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2016
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

Purchases from our top ten suppliers comprised 85%, 84% and 82% of all purchases made in 2016, 2015 and 2014, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62%, 62% and 61% of all purchases made in 2016, 2015 and 2014, respectively. See Note 16. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.